Pension Plans And Other Post-retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Benefit Payments Of Expected Future Service

	Pension Benefits	Other Post-retirement Benefits
Years:
2015	$17,006	$1,762
2016	12,998	2,048
2017	13,792	2,341
2018	14,626	2,665
2019	15,405	2,914
2020-2024	87,787	17,855

Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets

	Pension Benefits		Other Post-retirement Benefits
	2014	2013	2014	2013
Change in benefit obligation:
Benefit obligation at January 1,	$281,161	$303,077	$57,174	$63,033
Service cost	4,295	5,313	1,161	1,525
Interest cost	14,153	12,660	2,903	2,579
Actuarial loss (gain)	43,250	(30,223)	11,769	(9,024)
Plan participants' contributions	-	-	217	190
Benefits paid	(22,600)	(10,332)	(1,311)	(1,129)
Plan amendments	-	666	45	-
Curtailment	(8,650)	-	-	-
Benefit obligation at December 31,	311,609	281,161	71,958	57,174

Change in plan assets:
Fair value of plan assets at January 1,	232,347	190,084	40,840	34,054
Actual return on plan assets	17,148	36,517	3,175	5,800
Employer contributions	18,002	16,078	300	1,913
Benefits paid	(22,600)	(10,332)	(989)	(927)
Fair value of plan assets at December 31,	244,897	232,347	43,326	40,840

Funded status of plan:
Net amount recognized at December 31,	$66,712	$48,814	$28,632	$16,334

Schedule Of Net Liability Recognized On Consolidated Balance Sheets

	Pension Benefits		Other Post-retirement Benefits
	2014	2013	2014	2013
Current liability	$4,930	$366	$-	$-
Noncurrent liability	61,782	48,448	28,632	16,334
Net liability recognized	$66,712	$48,814	$28,632	$16,334

Schedule Of Accumulated And Projected Benefit Obligations

	Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
	2014	2013
Projected benefit obligation	$311,609	$281,161
Fair value of plan assets	244,897	232,347

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
	2014	2013
Accumulated benefit obligation	$293,364	$246,843
Fair value of plan assets	244,897	232,347

Components Of Net Periodic Benefit Costs

	Pension Benefits			Other Post-retirement Benefits
	2014	2013	2012	2014	2013	2012
Service cost	$4,295	$5,313	$4,920	$1,161	$1,525	$1,309
Interest cost	14,153	12,660	12,728	2,903	2,579	2,482
Expected return on plan assets	(17,601)	(14,770)	(13,588)	(2,742)	(2,268)	(1,950)
Amortization of prior service cost	277	228	277	(278)	(295)	(299)
Amortization of actuarial loss	2,256	8,169	6,568	260	1,479	1,024
Amortization of regulatory asset	-	-	-	-	-	69
Settlement loss	-	-	304	-	-	90
Curtailment loss	84	-	-	-	-	-
Net periodic benefit cost	$3,464	$11,600	$11,209	$1,304	$3,020	$2,725

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

	Pension Benefits		Other Post-retirement Benefits
	2014	2013	2014	2013
Net actuarial loss	$79,639	$46,843	$18,356	$7,280
Prior service cost (credit)	1,374	1,734	(359)	(682)
Total recognized in regulatory assets	$81,013	$48,577	$17,997	$6,598

Schedule Of Assumptions Related To Pension And Other Postretirement benefit Plans

The significant assumptions related to the Company’s benefit obligations are as follows:

	Pension Benefits		Other Post-retirement Benefits
	2014	2013	2014	2013
Weighted Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount rate	4.20%	5.12%	4.17%	5.12%
Rate of compensation increase	3.0-4.0%	4.0-4.5%	3.00%	4.0%

Assumed Health Care Cost Trend Rates Used to Determine Benefit Obligations as of December 31,
Health care cost trend rate	n/a	n/a	7.0%	7.5%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2019	2019

n/a – Assumption is not applicable to pension benefits.

The significant assumptions related to the Company’s net periodic benefit costs are as follows:

	Pension Benefits			Other Post-retirement Benefits
	2014	2013	2012	2014	2013	2012
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Discount rate	5.12%	4.17%	5.00%	5.12%	4.17%	5.00%
Expected return on plan assets	7.50%	7.50%	7.75%	5.00-7.50%	5.00-7.50%	5.17-7.75%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0-4.5%	4.0%	4.0%	4.0%

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	n/a	7.5%	8.0%	8.5%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2019	2019	2019

n/a – Assumption is not applicable to pension benefits.

Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on the health-care component of the accrued other post-retirement benefit obligation	$5,147	$(4,791)
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost	$290	$(284)

Pension Benefits [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s pension plans’ assets at December 31, 2014 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$151,402	$151,402	$-	$-
Mutual funds	4,168	4,168	-	-
International equities (2)	14,584	14,584	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	25,150	-	25,150	-
Corporate and foreign bonds	13,716	-	13,716	-
Mutual funds	21,405	21,405	-	-
Alternative investments: (4)
Real estate	6,215	6,215	-	-
Commodity funds	1,203	1,203	-	-
Cash and cash equivalents (5)	7,054	-	7,054	-
Total pension assets	$244,897	$198,977	$45,920	$-

The fair value of the Company’s pension plans’ assets at December 31, 2013 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$149,456	$149,456	$-	$-
Mutual funds	2,215	2,215	-	-
International equities (2)	16,256	16,256	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	24,750	-	24,750	-
Corporate and foreign bonds	6,459	-	6,459	-
Mutual funds	24,640	24,640	-	-
Alternative investments: (4)
Real estate	1,950	1,950	-	-
Commodity funds	1,291	1,291	-	-
Cash and cash equivalents (5)	5,330	-	5,330	-
Total pension assets	$232,347	$195,808	$36,539	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in equity mutual funds, which invest in stocks, are valued using the net asset value per unit as obtained from quoted market prices from active markets.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in fixed income mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets.

(4)	Alternative investments are comprised of real estate funds, real estate investment trusts, and commodity funds, and are valued using unadjusted quoted prices obtained from active markets.
(5)

Cash and cash equivalents is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Schedule Of Target Asset Allocations

		Percentage of Plan Assets at December 31,
	Target Allocation	2014	2013
Domestic equities	25 to 75%	64%	65%
International equities	0 to 10%	6%	7%
Fixed income	25 to 50%	25%	24%
Alternative investments	0 to 5%	3%	1%
Cash and cash equivalents	0 to 20%	2%	3%
Total	100%	100%	100%

Other Postretirement Benefits [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2014 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$12,265	$12,265	$-	$-
Mutual funds	12,582	12,582	-	-
International equities (2)	1,482	1,482	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	5,678	-	5,678	-
Corporate and foreign bonds	3,822	-	3,822	-
Mutual funds	1,409	1,409	-	-
Alternative investments (4)	204	204	-	-
Cash and cash equivalents (5)	5,884	-	5,884	-
Total other post-retirement assets	$43,326	$27,942	$15,384	$-

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2013 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$12,811	$12,811	$-	$-
Mutual funds	10,977	10,977	-	-
International equities (2)	2,061	2,061	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	4,679	-	4,679	-
Corporate and foreign bonds	3,933	-	3,933	-
Mutual funds	1,393	1,393	-	-
Alternative investments (4)	162	162	-	-
Cash and cash equivalents (5)	4,824	-	4,824	-
Total other post-retirement assets	$40,840	$27,404	$13,436	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in equity mutual funds, which invest in stocks, are valued using the net asset value per unit as obtained from quoted market prices from active markets.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in fixed income mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets.

(4)	Investments in alternative investments are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets.
(5)

Cash and cash equivalents is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Schedule Of Target Asset Allocations

		Percentage of Plan Assets at December 31,
	Target Allocation	2014	2013
Domestic equities	25 to 75%	57%	58%
International equities	0 to 10%	3%	5%
Fixed income	25 to 50%	25%	24%
Alternative investments	0 to 5%	1%	1%
Cash and cash equivalents	0 to 20%	14%	12%
Total	100%	100%	100%